ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Accounts payable, accruals and other current liabilities consists of the following:

	As of March 31,
	2025	2026
	USD	USD

Accounts payable	760,164	1,054,823
Retention payable	14,422	14,422
Accrued expenses and other payables	827,508	278,881
	1,602,094	1,348,126